Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of related party transactions

Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Amounts due from affiliates	$4,296	$4,328

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Amounts due to owners and affiliates	$2,513	$2,301

Revolving credit facility

	As of
	December 31,
(in thousands of U.S. dollars)	2019	2018
Revolving credit facility	$8,792	$39,292

Hoegh LNG and Subsidiaries [Member]
Schedule of related party transactions

As described in Related party agreements below, subsidiaries of Höegh LNG have provided administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace.

Amounts included in the consolidated statements of income for the years ended December 31, 2019, 2018 and 2017 or included in the consolidated balance sheets as of December 31, 2019 and 2018 are as follows:

(in thousands of U.S. dollars)	2019	2018	2017
Revenues
Time charter revenue Höegh Gallant (1)	$47,173	47,108	$46,382
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG (2)	—	—	(2,496)
Operating expenses
Vessel operating expenses (3)	(24,523)	(21,520)	(21,124)
Hours, travel expense and overhead (4) and Board of Directors’ fees (5)	(4,072)	(3,671)	(3,284)
Financial (income) expense
Interest income from joint ventures (6)	295	273	370
Interest expense and commitment fees to Höegh LNG (7)	(1,882)	(2,938)	(3,934)
Total	$16,991	19,252	$15,914

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2019	2018
Equity
Cash contribution from Höegh LNG (8)	$—	$1,701
Repayment of indemnification received from Höegh LNG (8)	(64)	(2,353)
Issuance of units for Board of Directors’ fees (5)	194	200
Other and contribution from owner (9)	485	472
Total	$615	$20
1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)

Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

5)

Board of Directors’ fees: Total Board of Directors’ fees were $496,  $501 and $467 for the years ended December 31, 2019, 2018 and 2017, respectively. Part of the compensation is awarded as common units of the Partnership. Effective June 4, 2019, a total of 11,180 common units of the Partnership were awarded to non-employee directors as compensation of $194 for part of directors’ fees for 2019 under the Höegh LNG Partners LP Long Term Incentive Plan. Effective June 6, 2018 and May 22, 2017, a total of 11,050 and 9,805 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $200 and $189, respectively, for part of directors’ fees for 2018 and 2017. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

6)

Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

7)

Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred a commitment fee on the undrawn balance until January 29, 2018 and an interest expense on the drawn balance. A seller’s credit note to finance part of the Höegh Gallant acquisition incurred interest expense until it was repaid in October 2017.

8)

Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

9)

Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 21, 2019 and September 14, 2018, the Partnership granted or extended the terms for 10,917 and 28,018 phantom units, respectively, to the Chief Executive Officer and Chief Financial Officer of the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.